Fair Value Measurements - Summary of Plan Assets at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 24,456,899	$ 21,082,952
Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	633,263	811,460
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,602,167	14,104,924
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,221,469	6,166,568	$ 5,928,635
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	633,263	811,460
Level 1 | Interest-bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	633,263	811,460
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,602,167	14,104,924
Level 2 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	16,602,167	14,104,924
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,221,469	6,166,568
Level 3 | Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,221,469	$ 6,166,568